Document And Entity Information	6 Months Ended
Jun. 30, 2021
Document Information [Line Items]
Entity Central Index Key	0001177167
Entity Registrant Name	LINGO MEDIA CORP
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2021
Document Type	6-K
Document Period End Date	Jun. 30, 2021
Entity File Number	333-98397
Entity Address, Address Line One	151 Bloor Street West, Suite 703
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	M5S 1S4